T. Rowe Price Retirement I 2005 Fund—I Class

T. Rowe Price Retirement I 2010 Fund—I Class

T. Rowe Price Retirement I 2015 Fund—I Class

T. Rowe Price Retirement I 2020 Fund—I Class

T. Rowe Price Retirement I 2025 Fund—I Class

T. Rowe Price Retirement I 2030 Fund—I Class

T. Rowe Price Retirement I 2035 Fund—I Class

T. Rowe Price Retirement I 2040 Fund—I Class

T. Rowe Price Retirement I 2045 Fund—I Class

T. Rowe Price Retirement I 2050 Fund—I Class

T. Rowe Price Retirement I 2055 Fund—I Class

T. Rowe Price Retirement I 2060 Fund—I Class

T. Rowe Price Retirement I 2065 Fund—I Class

T. Rowe Price Retirement Balanced I Fund—I Class

Supplement to Prospectuses and Summary Prospectuses dated October 1, 2023

IMPORTANT INFORMATION ABOUT THE T. ROWE PRICE RETIREMENT I 2005 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2010 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2015 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2020 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2025 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2030 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2035 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2040 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2045 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2050 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2055 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2060 FUND—I CLASS, T. ROWE PRICE RETIREMENT I 2065 FUND—I CLASS, and T. ROWE PRICE RETIREMENT BALANCED I FUND—I CLASS

On February 16, 2024, the assets and liabilities of the Retirement I Funds were transferred to, and the funds were reorganized into, the Corresponding Acquiring Funds listed below through a tax-free reorganization.

Retirement I Funds	Corresponding Acquiring Funds
Retirement I 2005 Fund—I Class	Retirement 2005 Fund—I Class
Retirement I 2010 Fund—I Class	Retirement 2010 Fund—I Class
Retirement I 2015 Fund—I Class	Retirement 2015 Fund—I Class
Retirement I 2020 Fund—I Class	Retirement 2020 Fund—I Class
Retirement I 2025 Fund—I Class	Retirement 2025 Fund—I Class
Retirement I 2030 Fund—I Class	Retirement 2030 Fund—I Class
Retirement I 2035 Fund—I Class	Retirement 2035 Fund—I Class
Retirement I 2040 Fund—I Class	Retirement 2040 Fund—I Class
Retirement I 2045 Fund—I Class	Retirement 2045 Fund—I Class
Retirement I 2050 Fund—I Class	Retirement 2050 Fund—I Class
Retirement I 2055 Fund—I Class	Retirement 2055 Fund—I Class

Retirement I Funds	Corresponding Acquiring Funds
Retirement I 2060 Fund—I Class	Retirement 2060 Fund—I Class
Retirement I 2065 Fund—I Class	Retirement 2065 Fund—I Class
Retirement Balanced I Fund—I Class	Retirement Balanced Fund—I Class

As a result, the Retirement I Funds have been liquidated and are no longer offered to shareholders for purchase.

The date of this supplement is March 20, 2024.

3/20/24